Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0000835324
Registrant Name	Stock Yards Bancorp, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES